REVENUE AND OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Revenue And Other Income
SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Revenue
Continuing operations
Business management and consulting	164	1,009	1,882
Livestreaming ecommerce	98,609	71,093	40,672

Discontinued operations
Sale of goods (Note 26)	-	381	5,602

Total revenue	98,773	72,483	48,156

Other income
Continuing operations
Interest income	844	302	2
Foreign exchange gain	-	-	11
Government grant	1,250	42	-
Other	8	182	428

Discontinued operations
Other income (Note 26)	-	808	2,117
Total other income	2,102	1,334	2,558

SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT

The following table shows the Company’s operations by business segment for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Revenues
Discontinued operations
Sales of tile products	-	381	5,602
Continuing operations
Consulting income / software	164	1,009	1,882
Livestreaming ecommerce	98,609	71,093	40,672
Total revenues	98,773	72,483	48,156

Cost of revenues
Discontinued operations
Sales of tile products	-	1,068	6,129
Continuing operations
Consulting income / software	189	1,958	1,905
Livestreaming ecommerce	98,710	62,651	36,501
Total cost of revenues	98,899	65,677	44,535

Other income
Discontinued operations
Sales of tile products	-	808	2,117
Continuing operations
Consulting income / software	545	12	18
Livestreaming ecommerce	1,256	50	338
Other	301	464	104
Total other income	2,102	1,334	2,577

Operating costs and expenses
Discontinued operations
Sales of tile products	-	458	3,763
Continuing operations
Consulting income / software	303	1,035	686
Livestreaming ecommerce	1,236	8,514	3,740
Other	11,004	10,564	1,394
Total operating costs and expenses	12,543	20,571	9,583

Bad debt (reversal) expense
Discontinued operations
Sales of tile products	-	(141)	4,959
Continuing operations
Consulting income / software	-	-	148
Livestreaming ecommerce	-	-	(557)

Total bad debt (reversal) expense	-	(141)	4,550

Other expense
Discontinued operations
Sales of tile products	-	-	-
Continuing operations
Consulting income / software	9	-	5
Livestreaming ecommerce	-	-	1
Other	-	170	-
Total other expense	9	170	6

Loss from operations
Discontinued operations
Sales of tile products	-	(196)	(7,132)
Continuing operations
Consulting income / software	208	(1,972)	(847)
Livestreaming ecommerce	(80)	(23)	1,327
Other	(10,704)	(10,269)	(1,289)
Loss from operations	(10,576)	(12,460)	(7,940)

	As of	As of
	December 31,	December 31,
	2024	2023
Segment assets
Discontinued operations
Sale of tile products	-	-
Continuing operations
Business management and consulting	19,544	7,231
Livestreaming ecommerce	4,514	1,903
Others	13,948	7,980
Total assets	38,006	17,114